Debt and Other Long Term Liabilities (Details 1) $ in Thousands	Dec. 31, 2016 USD ($)
Long Term Debt Maturities	$ 3,759,000
Maturities Of Long Term Debt One Year [Member]
Long Term Debt Maturities	3,759,000
Maturities of Long Term Debt 2017 [Member]
Long Term Debt Maturities	0
Maturities of Long Term Debt 2018 [Member]
Long Term Debt Maturities	0
Maturities of Long Term Debt 2019 [Member]
Long Term Debt Maturities	0
Maturities of Long Term Debt 2020 [Member]
Long Term Debt Maturities	0
Maturities Of Long Term Debt Beyond Five Years [Member]
Long Term Debt Maturities	$ 0